ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ALLOWANCE FOR CREDIT LOSSES
Receivable, Net	$ 829,957	$ 1,118,770
Allowances for accounts receivable
ALLOWANCE FOR CREDIT LOSSES
Receivable, gross	912,302	1,194,913
Allowance for credit losses	(82,345)	(76,144)	$ (56,802)
Receivable, Net	829,957	1,118,769
Movement of allowances
Beginning of the year	76,144	56,802	49,930
Provision for credit losses, net	(6,797)	14,289	7,381
Write-offs	(1,560)	(647)	(2,073)
Foreign exchange effect	14,558	5,700	1,564
Closing balance	82,345	76,144	56,802
Allowances for advances to suppliers
ALLOWANCE FOR CREDIT LOSSES
Receivable, gross	323,850	244,703
Allowance for credit losses	(1,461)	(2,141)
Receivable, Net	322,389	242,562
Movement of allowances
Beginning of the year	2,141
Closing balance	1,461	2,141
Warranty insurance receivable net
ALLOWANCE FOR CREDIT LOSSES
Receivable, gross	61,276	79,923
Allowance for credit losses	(14,073)	(23,923)
Receivable, Net	47,203	56,000
Movement of allowances
Beginning of the year	23,923
Closing balance	14,073	23,923
Allowances for other receivables
ALLOWANCE FOR CREDIT LOSSES
Receivable, gross	326,766	184,139
Allowance for credit losses	(18,063)	(13,901)
Receivable, Net	308,703	170,238
Movement of allowances
Beginning of the year	13,901
Closing balance	18,063	13,901
Advances to suppliers, warranty insurance receivable and other receivable
ALLOWANCE FOR CREDIT LOSSES
Allowance for credit losses	(33,597)	(39,965)	(15,602)
Movement of allowances
Beginning of the year	39,965	15,602	11,374
Provision for credit losses, net	5,348	24,771	4,633
Write-offs	(12,151)		(242)
Foreign exchange effect	435	(408)	(163)
Closing balance	$ 33,597	$ 39,965	$ 15,602